ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2013
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

16. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2013 and 2012, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2013	2012
Balance, beginning of the year	2,763	2,245
Liabilities incurred in the current period	303	264
Accretion expense	97	293
Revisions in estimated cash flows	(453)	(15)
Currency translation adjustment	33	(24)

Balance, end of the year	2,743	2,763

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate and cost of dismantling of assets.